Other Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Schedule of other investments and its proportionate share of results for equity method investments
The Company's other investments and its proportionate share of earnings (losses) from equity method investments were as follows ($ in thousands):

	Carrying Value		Equity in Earnings (Losses)
	As of December 31,		For the Years Ended December 31,
	2016	2015	2016	2015	2014
Real estate equity investments
iStar Net Lease I LLC ("Net Lease Venture")	$92,669	$69,096	$3,567	$5,221	$1,915
Marina Palms, LLC ("Marina Palms")	35,185	30,099	22,053	23,626	14,671
Other real estate equity investments (1)	53,202	81,452	41,822	(5,280)	36,842
Subtotal	181,056	180,647	67,442	23,567	53,428
Other strategic investments (2)(3)	33,350	73,525	9,907	8,586	41,477
Total	$214,406	$254,172	$77,349	$32,153	$94,905

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(1)
During the year ended December 31, 2016, a majority-owned consolidated subsidiary of the Company sold its interest in a real estate equity method investment for net proceeds of $39.8 million and recognized equity in earnings of $31.5 million, of which $10.1 million was attributable to the noncontrolling interest. In addition, the Company received a distribution from one of its real estate equity method investments and recognized equity in earnings during the year ended December 31, 2016 of $11.6 million. During the year ended December 31, 2014, the Company recognized $32.9 million of earnings from equity method investments resulting from asset sales by one of its equity method investees.

(2)
During the year ended December 31, 2014, the Company recognized $23.4 million of earnings from equity method investments resulting from asset sales and a legal settlement by one of its equity method investees.

(3)
In conjunction with the sale of the Company's interests in Oak Hill Advisors, L.P. in 2011, the Company retained a share of the carried interest related to various funds. During the years ended December 31, 2016, 2015 and 2014, the Company recognized $4.3 million, $2.2 million and $9.0 million, respectively, of carried interest income.

Summary of financial information of the equity method investments
The following tables present the investee level summarized financial information of the Company's equity method investments ($ in thousands):

	As of December 31,			For the Years Ended December 31,
	2016	2015		2016	2015	2014
Balance Sheets			Income Statements
Total assets	$2,803,411	$3,597,587	Revenues	$272,281	$481,224	$626,039
Total liabilities	683,079	768,622	Expenses	(227,720)	(245,968)	(185,603)
Noncontrolling interests	23,544	19,208	Net income attributable to parent entities	42,209	234,529	440,210
Total equity	2,096,788	2,809,757